Schedule of cost of sales and administrative expenses (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Subcontractors' charges	$ 5,503,486	$ 7,184,250	$ 11,248,967	$ 13,943,481
Salaries and related costs	1,344,815	1,755,522	1,468,350	1,194,115
Administrative expense [member]
IfrsStatementLineItems [Line Items]
Salaries and related costs	777,461	1,014,897	646,290	855,265
Defined contribution plan	143,952	187,915	143,425	142,569
Staff welfare	41,022	53,550	35,675	28,729
Legal and professional fees		529,059	101,608	52,897
Administrative expense	$ 1,367,720	$ 1,785,421	$ 926,998	$ 1,079,460